Shareholders' Equity (Narrative) (Details)	0 Months Ended	1 Months Ended	12 Months Ended					1 Months Ended	0 Months Ended	12 Months Ended
	May 14, 2008 EUR (€)	May 23, 2011	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2009 Common Shares [Member]	Dec. 31, 2010 Financing Preferred Shares [Member] EUR (€)	Sep. 30, 2010 Lehman Brothers [Member] USD ($)	Sep. 15, 2008 Lehman Brothers [Member]	Dec. 31, 2011 Lehman Brothers [Member]
Shareholders' Equity [Line Items]
Common shares, authorized			110,000,000	110,000,000
Common shares, par value			€ 0.04	€ 0.04
Preferred shares, authorized			118,000	118,000			8,000
Preferred shares, par value			€ 40	€ 40			€ 40
Common shares, outstanding			55,377,020	52,931,881
Preferred shares, outstanding							0
Voting rights per share			one vote per € 0.04 par value
Preferred dividend paid-up amount					€ 5
Preferred shares, issued	21,985		0	0
Amount paid-up for issuance of preferred stock	220,000
Shares purchased and held which were accounted for as treasury shares									2,552,071
Shortfall in the number of shares held								479,279		246,983
Segregated collateral cash account								6,759
Impact on basic earnings per share			€ 0.015
Impact on diluted earnings per share			€ 0.012
Gain on dilution of investments in subsidiaries			€ 5,263	€ 4,957
Maximum percentage of share's average closing price		110.00%
Number of months to repurchase shares		18
Number of shares withdrawn						2,553,000
Maximum percentage of common shares issued which the company can hold in treasury			10.00%